Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Policy Regarding Equity-Based Awards

Our Equity Award Grant Guidelines set forth our policies and procedures with respect to the granting of equity awards, including stock options, to employees and executive officers of the Company. Equity awards for board members are subject to our Non-Employee Director Compensation Policy. All awards are approved by our board of directors or compensation committee. Generally, regular annual equity awards to employees are approved by the compensation committee during the Company’s annual compensation cycle. For new hires, awards are generally granted at the first regularly scheduled quarterly meeting of the compensation committee following the employee’s employment start date. The compensation committee may also approve grants for employees who have not yet commenced employment, in which case the grant will generally occur on the employee’s start date. In 2025, the compensation committee did not consider material nonpublic information when determining the timing and terms of equity awards and the Company did not time the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.

Award Timing Method	Generally, regular annual equity awards to employees are approved by the compensation committee during the Company’s annual compensation cycle. For new hires, awards are generally granted at the first regularly scheduled quarterly meeting of the compensation committee following the employee’s employment start date. The compensation committee may also approve grants for employees who have not yet commenced employment, in which case the grant will generally occur on the employee’s start date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In 2025, the compensation committee did not consider material nonpublic information when determining the timing and terms of equity awards and the Company did not time the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false